SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue	$ 43,785	$ 61,555	$ 56,832
Clinical Laboratory Member
Disclosure of products and services [line items]
Revenue	31,678	39,372	42,288
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	4,006	4,750	5,453
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenue	$ 8,101	$ 17,433	$ 9,091